Note 26 - Provisions (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	2.31%	2.95%
Major assumptions made concerning future events, other Provisions, inflation rate	2.27%	2.13%
Other provisions, undiscounted cash flows	$ 3,603	$ 3,604